Earnings per share - Result attributable to ordinary shares (Details) - USD ($)		6 Months Ended
	Jan. 01, 2018	Jun. 30, 2018	Jun. 30, 2017 [1]
Earnings per share [abstract]
Result for the period		$ (51,602,299)	$ 10,087,987
Weighted average number of shares (basic) (in shares)	158,166,534	164,550,509	158,166,534
Basic earnings per share (in dollars per share)		$ (0.31)	$ 0.06

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.